Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2016
Assets and Liabilities Measured at Fair Value on Recurring Basis

The following tables present Canon’s assets and liabilities that are measured at fair value on a recurring basis consistent with the fair value hierarchy at December 31, 2016 and 2015.

	December 31, 2016
	Level 1	Level 2	Level 3	Total
	(Millions of yen)
Assets:
Cash and cash equivalents	—	30,500	—	30,500
Available-for-sale (noncurrent):
Government bonds	269	—	—	269
Corporate bonds	—	229	—	229
Fund trusts	12	74	—	86
Equity securities	42,444	—	—	42,444
Derivatives	—	586	—	586

Total assets	42,725	31,389	—	74,114

Liabilities:
Derivatives	—	9,392	—	9,392

Total liabilities	—	9,392	—	9,392

	December 31, 2015
	Level 1	Level 2	Level 3	Total
	(Millions of yen)
Assets:
Cash and cash equivalents	—	80,870	—	80,870
Available-for-sale (noncurrent):
Government bonds	287	—	—	287
Corporate bonds	—	201	—	201
Fund trusts	12	52	—	64
Equity securities	42,849	—	—	42,849
Derivatives	—	1,485	—	1,485

Total assets	43,148	82,608	—	125,756

Liabilities:
Derivatives	—	624	—	624

Total liabilities	—	624	—	624

Changes in Level 3 Assets Measured on Recurring Basis

The following table presents the changes in Level 3 assets measured on a recurring basis, consisting primarily of corporate bonds, for the year ended December 31, 2015. There are no changes in Level 3 assets measured on a recurring basis for the year ended December 31, 2016.

Year ended December 31
2015
(Millions of yen)
Balance at beginning of year	474
Total gains or losses (realized or unrealized):
Included in earnings	—
Included in other comprehensive income (loss)	22
Purchases, issuances, and settlements	(496)

Balance at end of year	—